Shareholder Report, Line Graph (Details) 198181_Volatility Premium Plus ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Apr. 17, 2023	Feb. 28, 2026
Volatility Premium Plus ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Volatility Premium Plus ETF (Consolidated) NAV
Accumulated Value	$ 15,840	$ 16,314	$ 10,000	$ 14,327
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,739	$ 12,448	$ 10,000	$ 17,243